32. Non current assets held for sale and discontinued operations (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	R$ 4,369	R$ 3,792	R$ 5,112
Trade receivables, net	384	618	535
Inventories, net	5,909	4,822	4,641
Recoverable taxes	679	596	674
Other current assets	302	267	119
Total current assets	36,304	33,016	31,486
Noncurrent
Trade receivables, net	4	80	0
Recoverable taxes	2,745	1,747	632
Other accounts receivable, net	128	642	612
Deferred income tax and social contribution	207	125	174
Related parties	34	25	17
Investment properties	20	21	23
Property and equipment, net	9,650	9,138	9,182
Intangible assets, net	2,675	1,924	1,908
Total noncurrent assets	16,545	14,691	13,565
Total assets	52,849	47,707	45,051
Current
Trade payable, net	9,246	8,128
Borrowings and financing	2,016	1,251	2,957
Related parties	145	153	147
Other current liabilities	327	227	296
Total current liabilities	32,785	28,992	27,582
Noncurrent
Provision for risks	1,235	1,107	1,177
Borrowings and financing	3,509	3,337	2,912
Deferred income tax and social contribution	581	394	317
Other noncurrent liabilities	49	53	46
Total noncurrent liabilities	6,125	5,674	5,052
Shareholders' equity	13,939	13,041	12,417		R$ 13,274
Total liabilities and shareholders' equity	52,849	47,707	R$ 45,051
Cnova N.V.
Current Assets
Cash and cash equivalents				R$ 621
Trade receivables, net				365
Inventories, net				900
Other current assets				129
Total current assets	3,121	2,765		2,015
Noncurrent
Deferred income tax and social contribution				38
Related parties				520
Other noncurrent assets				14
Property and equipment, net				46
Intangible assets, net				423
Total noncurrent assets	1,270	796		1,041
Total assets	4,391	3,561		3,056
Current
Trade payable, net				1,319
Related parties				1,300
Other current liabilities				363
Total current liabilities	5,057	3,957		2,982
Noncurrent
Provision for risks				52
Other noncurrent liabilities				17
Total noncurrent liabilities	115	174		69
Shareholders' equity	(781)	(570)		5
Total liabilities and shareholders' equity	4,391	3,561		R$ 3,056
Via Varejo
Current Assets
Cash and cash equivalents	3,711	3,559
Trade receivables, net	3,768	3,750
Inventories, net	4,773	4,379
Recoverable taxes	1,060	219
Other current assets	100	168
Total current assets	13,412	12,075
Noncurrent
Trade receivables, net	217	201
Recoverable taxes	2,519	2,725
Other accounts receivable, net	984	962
Deferred income tax and social contribution	445	415
Related parties	322	539
Investment properties	108	81
Property and equipment, net	1,925	1,711
Intangible assets, net	4,625	4,287
Total noncurrent assets	11,145	10,921
Total assets	24,557	22,996
Current
Trade payable, net	8,652	7,726
Structured payable program	421	437
Borrowings and financing	3,378	3,802
Related parties	187	139
Other current liabilities	2,248	2,176
Total current liabilities	14,886	14,280
Noncurrent
Borrowings and financing	1,020	397
Deferred income tax and social contribution	840	840
Other noncurrent liabilities	2,713	2,380
Total noncurrent liabilities	4,573	3,617
Shareholders' equity	5,098	5,099
Total liabilities and shareholders' equity	R$ 24,557	R$ 22,996